Segment Information	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 18 – SEGMENT INFORMATION

The Company currently has two operating segments, (i) Gujia and MM Global Capital provide market data services and investor relations management services to customers in China, and (ii) MM Global operates as an introducing broker that clears all transactions through a clearing broker dealer and earns commission income and other related income from customers in the U.S. Corporate .Unallocated amounts that do not relate to an operating segment have been allocated to “Unallocated.”

The following tables present summary information by segment:

	Gujia and MM Global Capital	MM Global	Unallocated	Total
Year Ended December 31, 2020
REVENUE	$94,637	$647,488	$-	$742,125

GROSS PROFIT	$87,232	$647,488	$-	$734,720

NET INCOME (LOSS)	$(1,561,755)	$46,280	$(1,666,121)	$(3,181,596)

DEPRECIATION AND AMORTIZATION	$54,576	$-	$-	$54,576
CAPITAL EXPENDITURE	$18,379	$-	$-	$18,379

Year Ended December 31, 2019
REVENUE	$161,832	$38,965	$-	$200,797

GROSS PROFIT	$70,942	$38,965	$-	$109,907

NET LOSS	$(1,253,717)	$(36,418)	$(953,099)	$(2,243,234)

DEPRECIATION AND AMORTIZATION	$25,839	$-	$-	$25,839
CAPITAL EXPENDITURE	$129,800	$-	$-	$129,800

Year Ended December 31, 2018
REVENUE	$26,882	$-	$-	$26,882

GROSS PROFIT	$10,574	$-	$-	$10,574

NET LOSS	$(1,584,950)	$-	$(764,052)	$(2,349,002)

DEPRECIATION AND AMORTIZATION	$27,311	$-	$-	$27,311
CAPITAL EXPENDITURE	$23,863	$-	$-	$23,863

As of December 31, 2020
TOTAL ASSETS	$2,535,818	$295,064	$879,390	$3,710,272
As of December 31, 2019
TOTAL ASSETS	$3,653,582	$153,581	$2,401,382	$6,208,545